Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Summary of Placement in the Fair Value Hierarchy of Financial Assets that are Measured at Fair Value on a Recurring Basis

The following table presents the placement in the fair value hierarchy of financial assets that are measured at fair value on a recurring basis, including the items for which the fair value option has been elected, at September 30, 2013:

	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	September 30, 2013

Assets
U.S. government debt securities (Note 4)	$—	$205,768	$—	$205,768
Commercial paper (Note 4)	—	10,247	—	10,247
Certificates of deposit (Note 4)	—	1,766	—	1,766
Equity securities (Note 3)	75,754	31,813	—	107,567

	$75,754	$249,594	$—	$325,348

The following table presents the placement in the fair value hierarchy of financial assets that are measured at fair value on a recurring basis, including the items for which the fair value option has been elected, at December 31, 2012:

	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	December 31, 2012

Assets
Certificates of deposit (Note 4)	$—	$260	$—	$260
Equity securities (Note 3)	72,988	10,128	—	83,116

	$72,988	$10,388	$—	$83,376

The following table presents the placement in the fair value hierarchy of financial assets that are measured at fair value on a recurring basis, including the items for which the fair value option has been elected, at December 31, 2012:

	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	December 31, 2012

Assets
Equity securities (Note 4)	$72,988	$10,128	$—	$83,116

	$72,988	$10,128	$—	$83,116

The following table presents the placement in the fair value hierarchy of financial assets that are measured at fair value on a recurring basis, including the items for which the fair value option has been elected, at December 31, 2011:

	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	December 31, 2011

Assets
Equity securities (Note 4)	$39,097	$—	$—	$39,097

	$39,097	$—	$—	$39,097